Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Pay Versus Performance
					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(5)
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(2)(3)	COMPENSATION ACTUALLY PAID TO PEO ($)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON -PEO NAMED EXECUTIVE OFFICERS ($)(4)	TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)	NET INCOME ($000)	COMPANY SELECTED MEASURE (DISTRIBUTABLE EARNINGS) ($000)(7)
2022	—	—	3,396,884	1,578,165	99.49	69.19	871,475	726,297
2021	—	—	7,496,760	9,094,143	120.03	91.49	447,739	794,116
2020	—	—	3,613,987	3,643,526	88.37	77.80	331,689	585,299
(1)	Mr. Sternlicht served as the Company’s principal executive officer for the entirety of 2020, 2021 and 2022 and the Company’s other named executive officers for the applicable years were as follows:
-	2022: Jeffrey F. DiModica, Andrew J. Sossen, Rina Paniry
-	2021: Jeffrey F. DiModica, Andrew J. Sossen, Rina Paniry
-	2020: Jeffrey F. DiModica, Andrew J. Sossen, Rina Paniry
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Sternlicht and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers for the applicable year other than the principal executive officer for such years.

(3)
Mr. Sternlicht does not receive any direct compensation from the Manager or the Company for his services as the Chairman of the Board and Chief Executive Officer of the Company, and the Company does not reimburse Starwood Capital Group or any of its affiliates for compensation paid to Mr. Sternlicht.

(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Mr. Sternlicht in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average(a)
	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$3,396,884	$7,496,760	$3,613,987
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$(938,550)	$(4,938,594)	$(1,089,710)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$736,389	$5,828,590	$1,775,664
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(e)	$(1,554,917)	$378,157	$(238,795)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(61,641)	$329,230	$(417,620)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$—	$—	$—
= Compensation Actually Paid	$1,578,165	$9,094,143	$3,643,526
(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the Bloomberg REIT Mortgage Index (BBREIT:IND), an independently prepared index that includes companies in the U.S. mortgage REIT industry.
(7)
As noted in the CD&A, for 2022, the Compensation Committee determined that Distributable Earnings continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Distributable Earnings, a non-GAAP financial measure, is used to compute the Company’s incentive fees to its external manager and is an appropriate supplemental disclosure for a mortgage REIT. For the Company’s purposes, Distributable Earnings is defined as GAAP net income (loss) excluding non-cash equity compensation expense, the incentive fee due to the Company’s external manager, acquisition costs associated with successful acquisitions, depreciation and amortization of real estate and associated intangibles, any unrealized gains, losses or other non-cash items recorded in net income (loss) for the period and, to the extent deducted from net income (loss), distributions payable with respect to equity securities of subsidiaries issued in exchange for properties or interests therein. The amount is adjusted to exclude one-time events pursuant to changes in GAAP and certain other non-cash adjustments as determined by the Company’s external manager and approved by a majority of the Company’s independent directors. Refer to the Company's Annual Report on Form 10-K for the year ended December 31, 2022 for additional information regarding Distributable Earnings, including reconciliations of GAAP net income to Distributable Earnings for each of the years presented above.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Sternlicht served as the Company’s principal executive officer for the entirety of 2020, 2021 and 2022 and the Company’s other named executive officers for the applicable years were as follows:
-	2022: Jeffrey F. DiModica, Andrew J. Sossen, Rina Paniry
-	2021: Jeffrey F. DiModica, Andrew J. Sossen, Rina Paniry
-	2020: Jeffrey F. DiModica, Andrew J. Sossen, Rina Paniry

Peer Group Issuers, Footnote [Text Block]
(6)	The TSR Peer Group consists of the Bloomberg REIT Mortgage Index (BBREIT:IND), an independently prepared index that includes companies in the U.S. mortgage REIT industry.

PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 0	0	0
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Mr. Sternlicht does not receive any direct compensation from the Manager or the Company for his services as the Chairman of the Board and Chief Executive Officer of the Company, and the Company does not reimburse Starwood Capital Group or any of its affiliates for compensation paid to Mr. Sternlicht.

Non-PEO NEO Average Total Compensation Amount	$ 3,396,884	7,496,760	3,613,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,578,165	9,094,143	3,643,526
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Mr. Sternlicht in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average(a)
	2022	2021	2020
Summary Compensation Table - Total Compensation(b)	$3,396,884	$7,496,760	$3,613,987
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year(c)	$(938,550)	$(4,938,594)	$(1,089,710)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year(d)	$736,389	$5,828,590	$1,775,664
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years(e)	$(1,554,917)	$378,157	$(238,795)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	$(61,641)	$329,230	$(417,620)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	$—	$—	$—
= Compensation Actually Paid	$1,578,165	$9,094,143	$3,643,526
(a)	Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)	Represents the average aggregate grant date fair value of the stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance. However, it should be noted that the Compensation Committee does not currently evaluate “Compensation Actually Paid” as calculated above (pursuant to Item 402(v)(2) of Regulation S-K) as part of its executive compensation determinations.
The following is a graphical representation of the relationship between average “Compensation Actually Paid” to the Company's non-PEO named executive officers and (i) the Company's total shareholder return (which is also compared to its peer group total shareholder return), (ii) Net Income Attributable to the Company and (iii) Distributable Earnings, the Company-Selected Measure.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance. However, it should be noted that the Compensation Committee does not currently evaluate “Compensation Actually Paid” as calculated above (pursuant to Item 402(v)(2) of Regulation S-K) as part of its executive compensation determinations.
The following is a graphical representation of the relationship between average “Compensation Actually Paid” to the Company's non-PEO named executive officers and (i) the Company's total shareholder return (which is also compared to its peer group total shareholder return), (ii) Net Income Attributable to the Company and (iii) Distributable Earnings, the Company-Selected Measure.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance. However, it should be noted that the Compensation Committee does not currently evaluate “Compensation Actually Paid” as calculated above (pursuant to Item 402(v)(2) of Regulation S-K) as part of its executive compensation determinations.
The following is a graphical representation of the relationship between average “Compensation Actually Paid” to the Company's non-PEO named executive officers and (i) the Company's total shareholder return (which is also compared to its peer group total shareholder return), (ii) Net Income Attributable to the Company and (iii) Distributable Earnings, the Company-Selected Measure.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance. However, it should be noted that the Compensation Committee does not currently evaluate “Compensation Actually Paid” as calculated above (pursuant to Item 402(v)(2) of Regulation S-K) as part of its executive compensation determinations.
The following is a graphical representation of the relationship between average “Compensation Actually Paid” to the Company's non-PEO named executive officers and (i) the Company's total shareholder return (which is also compared to its peer group total shareholder return), (ii) Net Income Attributable to the Company and (iii) Distributable Earnings, the Company-Selected Measure.

Tabular List [Table Text Block]
The following is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2022:
•	Profitability of the Company:
○	Net Income Attributable to the Company
○	Distributable Earnings
•	Performance of the Company’s common stock
•	Investment activity of the Company
•	Completed acquisitions and dispositions

Total Shareholder Return Amount	$ 99.49	120.03	88.37
Peer Group Total Shareholder Return Amount	69.19	91.49	77.8
Net Income (Loss)	$ 871,475,000	$ 447,739,000	$ 331,689,000
Company Selected Measure Amount	726,297,000	794,116,000	585,299,000
PEO Name	Mr. Sternlicht	Mr. Sternlicht	Mr. Sternlicht
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Profitability of the Company
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income Attributable to the Company
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings
Non-GAAP Measure Description [Text Block]
(7)
As noted in the CD&A, for 2022, the Compensation Committee determined that Distributable Earnings continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Distributable Earnings, a non-GAAP financial measure, is used to compute the Company’s incentive fees to its external manager and is an appropriate supplemental disclosure for a mortgage REIT. For the Company’s purposes, Distributable Earnings is defined as GAAP net income (loss) excluding non-cash equity compensation expense, the incentive fee due to the Company’s external manager, acquisition costs associated with successful acquisitions, depreciation and amortization of real estate and associated intangibles, any unrealized gains, losses or other non-cash items recorded in net income (loss) for the period and, to the extent deducted from net income (loss), distributions payable with respect to equity securities of subsidiaries issued in exchange for properties or interests therein. The amount is adjusted to exclude one-time events pursuant to changes in GAAP and certain other non-cash adjustments as determined by the Company’s external manager and approved by a majority of the Company’s independent directors. Refer to the Company's Annual Report on Form 10-K for the year ended December 31, 2022 for additional information regarding Distributable Earnings, including reconciliations of GAAP net income to Distributable Earnings for each of the years presented above.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Performance of the Company’s common stock
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Investment activity of the Company
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Completed acquisitions and dispositions
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (938,550)	$ (4,938,594)	$ (1,089,710)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	736,389	5,828,590	1,775,664
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,554,917)	378,157	(238,795)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,641)	329,230	(417,620)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0